Related party transactions - Narrative (Details)			6 Months Ended
	May 07, 2020 EUR (€)	May 06, 2020	Jun. 30, 2020 EquityInstruments € / shares	Jun. 30, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of days preceding the offer			30 days
Exercise term of warrants			8 years
Exercise price of warrants | € / shares			€ 168.42
Number of shares subscribed if warrant is exercised | EquityInstruments			1
Cost share mechanism			50.00%	20.00%
Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of calendar days	30 days
Consideration for RSU	€ 0
Number of shares subscribed if warrant is exercised	1
First RSU
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Vesting period		3 years
Second RSU
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Vesting period	4 years
Second RSU | Tranche one
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Vesting percentage	25.00%
Second RSU | Tranche two
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Vesting percentage	25.00%
Second RSU | Tranche three
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Vesting percentage	25.00%
Second RSU | Tranche four
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Vesting percentage	25.00%